PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2019 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.9%)
FedEx Corp.	3,535,698	514,691,558

Apparel & Luxury Goods (2.8%)
VF Corp.	5,590,968	497,540,242

Banks (2.7%)
Bank of America Corp.	16,073,063	468,851,248

Biotechnology (2.5%)
Gilead Sciences Inc.	6,778,143	429,598,703

Capital Markets (4.2%)
Charles Schwab Corp.	5,571,108	233,039,448
CME Group Inc.	2,432,673	514,121,112

		747,160,560

Chemicals (5.4%)
Linde plc	2,757,170	534,118,972
PPG Industries Inc.	3,572,144	423,334,785

		957,453,757

Commercial Services & Supplies (3.0%)
Waste Management Inc.	4,511,588	518,832,620

Communications Equipment (4.6%)
Cisco Systems Inc.	7,444,060	367,811,005
Motorola Solutions Inc.	2,519,414	429,333,340

		797,144,345

Consumer Finance (3.3%)
American Express Co.	4,922,582	582,242,999

Electronic Equipment Communications (1.3%)
Trimble Inc. [q]	5,903,000	229,095,430

Equity Real Estate Investment Trusts (4.8%)
AvalonBay Communities Inc.	807,560	173,891,895
Digital Realty Trust Inc.	2,436,367	316,264,800
Iron Mountain Inc.	5,307,077	171,896,224
Public Storage	713,332	174,958,940

		837,011,859

Food & Staples Retailing (6.2%)
Costco Wholesale Corp.	2,010,893	579,358,382
Sysco Corp.	6,446,727	511,870,124

		1,091,228,506

Food Products (2.0%)
Mondelez International Inc., Class A	6,430,813	355,752,575

Health Care Equipment (6.0%)
Danaher Corp.	4,285,814	619,000,116
Hologic Inc. [q]	8,813,027	444,969,733

		1,063,969,849

Health Care Providers & Services (2.5%)
CVS Health Corp.	7,063,783	445,512,794

Health Care Technology (2.8%)
Cerner Corp. [q]	7,173,550	489,020,904

Household Products (5.9%)
The Clorox Company	3,579,544	543,625,347
The Procter & Gamble Co.	3,940,698	490,144,017

		1,033,769,364

Interactive Media & Services (2.2%)
Alphabet Inc., Class A q	309,801	378,310,393

IT Services (3.5%)
Mastercard Inc., Class A	2,274,275	617,624,862

Machinery (5.4%)
Deere & Co.	2,125,278	358,491,893
Pentair plc	6,665,457	251,954,275
Xylem Inc.	4,302,734	342,583,681

		953,029,849

Media (4.6%)
The Walt Disney Co.	6,223,534	811,050,951

Professional Services (3.2%)
Verisk Analytics Inc.	3,538,461	559,572,222

Semiconductor Equipment (1.9%)
NVIDIA Corp.	1,918,356	333,928,229

Snack & Juice Bars (0.9%)
Starbucks Corp.	1,815,884	160,560,463

Software (11.0%)
Cadence Design Systems Inc. [q]	6,251,344	413,088,811
Microsoft Corp.	7,759,296	1,078,774,923
Synopsys Inc. [q]	3,115,816	427,645,746

		1,919,509,480

Technology Hardware (2.3%)
Apple Inc.	1,786,978	400,229,463

Total investment in equities (97.9%)
(cost $12,682,783,521)		17,192,693,225

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Providence Bank & Trust	0.50%	09/24/2020	250,000	240,191
Self-Help Federal Credit Union	1.85%	10/15/2019	250,000	249,617

				489,808
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2019 Participating depository institutions: Bank of Weston, par 238,500; Central Savings Bank, par 201,524; City First Bank of D.C., N.A., par 238,500; CUSB Bank, par 50,000; Harford Bank, par 166,909; Illinois National Bank, par 238,500; MainStreet Bank, par 238,500; National Bank of St. Anne, par 238,500; Relyance Bank, par 102,925; Resource Bank, par 51,229; State Bank of Southern Utah, par 234,913; (cost $1,964,176)	1.52%	03/12/2020	2,000,000	1,964,176

Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2020	100,000	96,770
MicroVest Plus, LP Note	2.25%	12/15/2020	7,500,000	7,407,787
New Hampshire Community Loan Fund	1.00%	07/31/2020	500,000	475,014
Root Capital Loan Fund	1.25%	02/01/2020	200,000	195,924
TMC Development Working Solutions	1.00%	05/25/2020	100,000	96,114
Vermont Community Loan Fund	1.00%	04/15/2020	100,000	96,770

				8,368,379

Time Deposits (2.2%)
BBH Cash Management Service
Citibank, New York	1.25%	10/01/2019	200,000,000	200,000,000
JPMorgan Chase, New York	1.25%	10/01/2019	182,595,428	182,595,428

				382,595,428

Total short-term securities (2.2%)
(cost $393,417,791)				393,417,791

Total securities (100.1%)
(cost $13,076,201,312)				17,586,111,016

Other assets and liabilities (-0.1%)				(24,739,854)

Total net assets (100.0%)				17,561,371,162

q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company